Income Taxes (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Operating loss carryforwards	$ 2,360,533	$ 342,018
Valuation allowance	$ 1,644,238	$ 849,285